UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
           [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Congress Wealth Management LLC
Address: 	Two Seaport Lane
             	Boston, MA 02210
	 	617-428-4318

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Lonergan
Title:   President
Phone: 617-428-4318
Signature, Place, and Date of Signing:


  /S/ Kristen Winsko	King of Prussia, PA  9/3/09


Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number 		Name

                     028-03434 		Congress Asset Management Company

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

0

Form 13 F Information Table Entry Total:
0


Form 13F Information Table Value Total:
0


(thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.


No.
Form 13F File Number
Name
0000897378
028-03434
Congress Asset Management Co